Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Gains or Losses Foreign Currency Transactions	Gains or losses resulting from foreign currency transactions are included in net income (loss).
	For the Years Ended December 31,
	2025	2024
Average rate	7.7833	7.8016

	As of December 31, 2025	As of December 31, 2024
Year-end spot rate	7.7956	7.7625

Schedule of Property and Equipment Estimated Useful Lives	The estimated useful lives are as follows:
Useful Life
Office equipment and furnishings	5 years

Schedule of Disaggregation of Revenue from Contracts

Disaggregation of revenue from contracts with clients, in accordance with ASC Topic 606, by major service lines is as follows:

	For the years ended December 31,
	2025	2024
REVENUE
Corporate Management Consulting Services:
Management consulting services	$1,227,937	$594,878
Management consulting services-related parties	721,877	779,840

Asset Management Services:
Fund subscription services	—	637,777
Fund management services	378,358	16,774
Total	$2,328,172	$2,029,269

Revenue disaggregated by timing of revenue recognition for the years ended December 31, 2025 and 2024 is disclosed in the table below:

	For the years ended December 31,
	2025	2024
Point in time:
Management consulting services	$1,085,206	$1,029,718
Fund subscription services	—	637,777

Over time:
Management consulting services	$864,608	$345,000
Fund management services	378,358	16,774

Total	$2,328,172	$2,029,269